Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2024 and 2023 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2022	294,231	$7.32
Granted	1,823,800	5.22
Vested	(1,510,118)	5.81
Forfeited	(333)	5.22
Outstanding at December 31, 2023	607,580	$4.78
Granted	502,500	8.42
Vested	(856,314)	6.15
Forfeited	(1,766)	7.21
Outstanding at December 31, 2024	252,000	$7.36